Investments Under Resale Agreements and Obligations Under Repurchase Agreements - Schedule of Instruments Acquired Under Agreements to Repurchase (Detail) - CLP ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Financial instrument sold in agreement to repurchase	$ 1,015,614	$ 420,920
Other Chilean securities [member] | Bonds [member]
Disclosure of financial assets [line items]
Financial instrument sold in agreement to repurchase		26,573
Other Chilean securities [member] | Note [member]
Disclosure of financial assets [line items]
Financial instrument sold in agreement to repurchase		5,988
Foreign Institution Securities [member] | Other Securities [member]
Disclosure of financial assets [line items]
Financial instrument sold in agreement to repurchase	65,707
Foreign Institution Securities [member] | Other Foreign Securities [member]
Disclosure of financial assets [line items]
Financial instrument sold in agreement to repurchase	644,991	376,656
Chilean Central Bank and Government Securities [member] | Chilean Central Bank Securities [member]
Disclosure of financial assets [line items]
Financial instrument sold in agreement to repurchase	21,018
Chilean Central Bank and Government Securities [member] | Government Securities [member]
Disclosure of financial assets [line items]
Financial instrument sold in agreement to repurchase	283,898	11,703
Up to three months [member]
Disclosure of financial assets [line items]
Financial instrument sold in agreement to repurchase	1,015,614	420,920
Up to three months [member] | Other Chilean securities [member] | Bonds [member]
Disclosure of financial assets [line items]
Financial instrument sold in agreement to repurchase		26,573
Up to three months [member] | Other Chilean securities [member] | Note [member]
Disclosure of financial assets [line items]
Financial instrument sold in agreement to repurchase		5,988
Up to three months [member] | Foreign Institution Securities [member] | Other Securities [member]
Disclosure of financial assets [line items]
Financial instrument sold in agreement to repurchase	65,707
Up to three months [member] | Foreign Institution Securities [member] | Other Foreign Securities [member]
Disclosure of financial assets [line items]
Financial instrument sold in agreement to repurchase	644,991	376,656
Up to three months [member] | Chilean Central Bank and Government Securities [member] | Chilean Central Bank Securities [member]
Disclosure of financial assets [line items]
Financial instrument sold in agreement to repurchase	21,018
Up to three months [member] | Chilean Central Bank and Government Securities [member] | Government Securities [member]
Disclosure of financial assets [line items]
Financial instrument sold in agreement to repurchase	$ 283,898	$ 11,703